Leases (Details) - Schedule of right-of-use assets and lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Right Of Use Assets And Lease Liabilities [Abstract]
At 1 January 2022		$ 357
Additions	$ 448
Depreciation	(50)	(133)
Disposal of lease		(224)
Exchange differences	(26)
Right-of-use assets	372
At 1 January 2022		555
Additions	448
Interest expense	6	13
Lease payments	(61)	(174)
Exchange differences	(28)
Disposal of lease		$ (394)
Lease Liabilities	$ 365